Vanguard® Materials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Chemicals (63.4%)
	Linde plc	1,703,645	573,242
	Air Products and Chemicals Inc.	758,217	235,169
	Sherwin-Williams Co.	841,739	209,744
	Corteva Inc.	2,456,377	164,970
	Ecolab Inc.	876,918	131,389
	Dow Inc.	2,455,257	125,144
	DuPont de Nemours Inc.	1,712,628	120,757
	Albemarle Corp.	400,437	111,317
	PPG Industries Inc.	803,460	108,644
	International Flavors & Fragrances Inc.	871,651	92,238
	LyondellBasell Industries NV Class A	892,210	75,847
	CF Industries Holdings Inc.	681,170	73,696
	Mosaic Co.	1,180,382	60,554
	FMC Corp.	430,574	56,250
	RPM International Inc.	441,174	45,714
	Celanese Corp. Class A	370,621	39,768
	Eastman Chemical Co.	420,183	36,396
	Olin Corp.	470,983	26,837
*	Axalta Coating Systems Ltd.	753,352	20,220
	Valvoline Inc.	604,590	19,939
	Ashland Inc.	175,659	19,651
*	Livent Corp.	612,353	17,140
	Chemours Co.	529,923	16,454
	Huntsman Corp.	584,712	16,243
	Element Solutions Inc.	798,213	15,613
	Balchem Corp.	109,708	15,447
	HB Fuller Co.	181,579	14,583
	Cabot Corp.	192,294	14,157
	Westlake Corp.	131,117	14,115
	Avient Corp.	310,681	10,753
	Sensient Technologies Corp.	143,587	10,727
*	Ingevity Corp.	129,954	10,171
	Innospec Inc.	84,654	9,387
	Stepan Co.	76,167	8,498
	Quaker Chemical Corp.	42,876	8,438
	NewMarket Corp.	25,639	8,102
	Scotts Miracle-Gro Co.	141,973	7,941
	Minerals Technologies Inc.	111,059	6,696
	Tronox Holdings plc Class A	396,675	5,605
*,1	Ginkgo Bioworks Holdings Inc.	2,803,420	5,579
*	Perimeter Solutions SA	500,023	5,420
	AdvanSix Inc.	95,507	3,931

		Shares	Market Value ($000)
	Orion Engineered Carbons SA	208,680	3,919
	Mativ Holdings Inc.	187,586	3,896
	Hawkins Inc.	65,086	2,708
*	LSB Industries Inc.	175,258	2,704
	Chase Corp.	27,549	2,617
*	Ecovyst Inc.	272,978	2,536
*	Aspen Aerogels Inc.	195,594	2,359
	Trinseo plc	95,616	2,357
	Koppers Holdings Inc.	71,682	2,135
*	Origin Materials Inc.	367,845	2,049
*	PureCycle Technologies Inc.	280,517	1,947
*	Diversey Holdings Ltd.	273,035	1,403
*	Intrepid Potash Inc.	36,742	1,325
*,1	Amyris Inc.	597,347	1,033
*,1	Danimer Scientific Inc.	313,484	834
	Kronos Worldwide Inc.	77,911	718
			2,607,026
Construction Materials (4.7%)
	Vulcan Materials Co.	454,377	83,301
	Martin Marietta Materials Inc.	213,290	78,166
	Eagle Materials Inc.	128,728	17,551
*	Summit Materials Inc. Class A	404,127	12,241
			191,259
Containers & Packaging (11.9%)
	Amcor plc	5,089,311	62,853
	Ball Corp.	1,074,573	60,262
	Avery Dennison Corp.	277,801	53,707
	International Paper Co.	1,175,765	43,644
	Packaging Corp. of America	320,479	43,550
	Crown Holdings Inc.	414,372	34,065
	Westrock Co.	869,716	32,980
	Sealed Air Corp.	496,828	26,446
	Berry Global Group Inc.	427,322	25,041
	Graphic Packaging Holding Co.	1,053,157	24,202
	AptarGroup Inc.	223,162	23,686
	Sonoco Products Co.	333,013	20,437
	Silgan Holdings Inc.	301,852	15,968
*	O-I Glass Inc.	531,848	8,728
	Greif Inc. Class A	90,941	6,394
	TriMas Corp.	143,934	3,937
	Myers Industries Inc.	105,873	2,471
	Pactiv Evergreen Inc.	151,421	1,763
*	Ranpak Holdings Corp. Class A	145,469	787
			490,921
Metals & Mining (19.3%)
	Freeport-McMoRan Inc.	4,886,605	194,487
	Nucor Corp.	895,017	134,208
	Newmont Corp.	2,713,183	128,795
	Steel Dynamics Inc.	624,409	64,895
	Reliance Steel & Aluminum Co.	206,149	43,557
	Alcoa Corp.	615,487	30,854
*	Cleveland-Cliffs Inc.	1,767,110	27,355
	Royal Gold Inc.	224,201	25,185
	Commercial Metals Co.	412,241	20,291
	US Steel Corp.	598,368	15,731
*	ATI Inc.	443,670	13,536
	Hecla Mining Co.	1,922,529	10,478

		Shares	Market Value ($000)
	Alpha Metallurgical Resources Inc.	56,210	9,625
*	MP Materials Corp.	272,958	9,076
*	Arconic Corp.	350,733	8,358
	Carpenter Technology Corp.	165,014	6,775
	Warrior Met Coal Inc.	176,411	6,495
	Worthington Industries Inc.	109,890	6,235
	Materion Corp.	70,126	5,649
	Compass Minerals International Inc.	116,948	5,187
	Kaiser Aluminum Corp.	54,472	4,924
*	Piedmont Lithium Inc.	61,678	3,556
*	Coeur Mining Inc.	966,263	3,382
	Schnitzer Steel Industries Inc. Class A	88,599	3,042
*	TimkenSteel Corp.	133,318	2,493
	SunCoke Energy Inc.	285,556	2,416
	Ryerson Holding Corp.	57,008	1,681
*	Century Aluminum Co.	169,408	1,526
	5E Advanced Materials Inc.	111,156	1,245
	Ramaco Resources Inc.	74,646	855
			791,892
Paper & Forest Products (0.6%)
	Louisiana-Pacific Corp.	252,281	16,096
	Sylvamo Corp.	135,593	7,334
	Mercer International Inc.	148,217	2,045
	Glatfelter Corp.	41,363	144
			25,619
Total Common Stocks (Cost $3,879,954)			4,106,717
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 3.877% (Cost $3,047)	30,482	3,048
Total Investments (100.0%) (Cost $3,883,001)			4,109,765
Other Assets and Liabilities—Net (0.0%)			1,364
Net Assets (100.0%)			4,111,129
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,484,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,675,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
US Steel Corp.	8/31/23	BANA	5,573	(3.776)	—	(3)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,106,717	—	—	4,106,717
Temporary Cash Investments	3,048	—	—	3,048
Total	4,109,765	—	—	4,109,765
Derivative Financial Instruments
Liabilities
Swap Contracts	—	3	—	3